RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group | Within 12 months
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 1,293	£ 1,274
The Group | Between 1 and 2 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	1,350	1,373
The Group | Between 2 and 5 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	4,347	4,455
The Group | Between 5 and 10 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	8,301	8,426
The Group | Between 10 and 15 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	9,093	9,229
The Group | Between 15 and 25 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	17,485	17,400
The Group | Between 25 and 35 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	13,479	13,999
The Group | Between 35 and 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	7,162	8,291
The Group | In more than 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	2,287	3,160
The Bank | Within 12 months
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	914	892
The Bank | Between 1 and 2 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	940	963
The Bank | Between 2 and 5 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	2,989	3,086
The Bank | Between 5 and 10 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	5,547	5,673
The Bank | Between 10 and 15 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	5,796	5,962
The Bank | Between 15 and 25 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	10,590	10,603
The Bank | Between 25 and 35 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	7,709	8,044
The Bank | Between 35 and 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	3,645	4,266
The Bank | In more than 45 years
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Maturity Analysis of Benefits Expected To Be Paid [Line Items]
Benefits expected to be paid	£ 874	£ 1,208